INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2019
Inventories [Abstract]
Schedule of detailed information about inventories
The following table summarises the inventory outstanding in the consolidated statement of financial position as at the dates presented:

	31 December 2019	31 December 2018
	€ million	€ million
Finished goods	408	378
Raw materials and supplies	232	234
Spare parts	83	81
Total inventories	723	693